SECURITIES AND EXCHANGE COMMISSION

                                                      Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /  /
                                                                       --


         Pre-Effective Amendment No.                                  /  /
                                      -------                          --
         Post-Effective Amendment No.   49                            /X/
                                      ------                           --
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / /
                                                                       ---

         Amendment No.   50                                            /X/
                       ------
                        (Check appropriate box or boxes.)


               AmeriPrime Funds - File Nos. 33-96826 and 811-9096

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 431-2197

    Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092

                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A. 3500 Carew Tower, 441 Vine Street, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


         / / immediately upon filing pursuant to paragraph (b) /X/ on December 19, 2000 pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       CMS

                         The Cash Fund - Pinnacle Shares

                                   PROSPECTUS

                                 January 1, 2001

INVESTMENT OBJECTIVE
Current income, liquidity and maintenance of a stable price of $1.00 per share


290 Turnpike Road, #338
Westborough, MA  01581
Toll-free (888)xxx-xxxx







Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

8371 10/16/2000

CONTENTS                                             Page

Master-Feeder Structure
Risk/Return Summary

o        Objective and Principal Strategies
o        Principal Risks
Fund Fees and Expenses
Management
Performance
Distributions
Shareholder Information
o        Purchasing Shares
o        Selling Shares
Description of the Class
Taxes
Distribution (12b-1) Fees
Servicing Fees
For More Information                                          Back Cover

                             MASTER-FEEDER STRUCTURE

The Fund operates under a master-feeder structure. This means that the Fund seeks to achieve its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Investment Services Trust. The Portfolio is a separate mutual fund managed by AMR Investment Services, Inc. The investment objective and strategies of the Portfolio are substantially the same as the Fund. Throughout this Prospectus, statements regarding investments made by the Fund refer to investments made by the Portfolio.

                               RISK/RETURN SUMMARY

Objective and Principal Strategies.

The Fund's investment objective is current income, liquidity and maintenance of a stable price of $1.00 per share. To achieve this objective, we invest only in high quality short-term money market instruments that present minimal credit risks, as determined by the Portfolio's investment adviser subject to the oversight and review of the Portfolio's Board of Trustees. Generally, the Fund will only purchase money market instruments that mature in thirteen months or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may have longer final maturities. The Fund intends to maintain a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests primarily in high quality corporate debt obligations, securities of the U.S. Government, its agencies or instrumentalities, and obligations of financial institutions. Debt obligations include commercial paper, which are short term promissory notes issued by domestic companies to finance current obligations. Notes, bonds, variable amount master demand notes, mortgage-backed and asset-backed securities, and variable and floating rate securities are also forms of debt obligations. U.S. Government securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as bonds and notes of U.S. government agencies or instrumentalities.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Portfolio's investment adviser believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Obligations of financial institutions include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of large U.S. banks. The Fund invests from time to time in U.S. dollar-denominated Eurodollar and Yankeedollar bank obligations as well as other U.S. dollar-denominated obligations of foreign banks, foreign corporations and foreign governments.

The Fund's Board of Trustees may change the objective of the Fund without shareholder approval. The Fund will notify you if there is any material change. If there is a change in the objective, you should consider whether the Fund would continue to be the right investment for you. There is no guarantee that the Fund will meet its objective.

 Side Bar


SHARE PRICE

Like all money market funds, the Fund will make every effort to maintain a net asset value of $1 per share. There can be no guarantee that the Fund will always be able to do so.

PORTFOLIO MATURITY
The maturity date is the date that the principal amount of the notes, drafts, or other debt instruments are due and payable. A money market Fund's portfolio is appropriately weighted and adjusted to ensure that the portfolio always has an average maturity of 90 days or less.

HIGH QUALITY

High quality money market instruments include those that are:

        1. Rated in the highest rating category for short-term debt (by any two nationally recognized statistical rating organizations, or by one rating organization if only one has issued a rating) , or
       2. Unrated and determined by the Fund's Advisor to be of comparable quality, subject to the oversight and review of the Portfolio's Board of Trustees.

                                 PRINCIPAL RISKS

All investments involve risk, and the Fund's principal risks are described below. To limit these risks, we invest only in high-quality securities with short maturities (no more than thirteen months).

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Interest Rate Risk. A money market fund's yield changes as current interest rates change. When interest rates are low, the Fund's yield (and total return) will also be low. The longer the average maturity of the securities held by the Fund, the more sensitive the Fund will be to interest rate changes.

Prepayment Risk. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at a lower interest rate.

Credit Risk. The issuer of a security in the Fund's portfolio may default on its payment obligation, which could cause the Fund's share price or yield to fall. The Fund could also be negatively affected if investors lose confidence in the issuer's ability to pay back its debt.

Government Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.

Management Risk. If the Portfolio's investment adviser incorrectly predicts interest rate trends, the Fund could underperform compared to other money market funds..

Foreign Risk. The Fund's investments in foreign securities involve certain additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political and economic developments may adversely affect the value of the Fund's foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

Counter-Party Risk. The Fund may use repurchase agreements, which are transactions in which the Fund purchases securities and simultaneously commits to resell the securities to the seller at an agreed-upon price on an agreed upon future date. If the seller of the securities (the Counter-Party) fails to pay the agreed resale price on the agreed delivery date, the Fund could incur costs in selling the collateral.

 Side Bar

HOW THE FUND HAS PERFORMED

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has annual returns of less than one year.

                             FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

Shareholder Fees2 (fees paid directly from your investment) - NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees..........................................0.10%
Distribution (12b-1) Fees................................0.75%
Other Expenses3..........................................0.20%
Total Annual Fund Operating Expenses.....................1.05%

1 The expense table and the example below reflect the expenses of both the Fund and the Portfolio.

2 Shares may be purchased and sold through certain financial institutions. These institutions may charge transaction or other fees.

3 Other expenses are based on estimated amounts for the current year. They consist of an annual administration fee paid to the Fund's adviser of 0.20%. The Fund estimates that the remaining other expenses paid by the Fund will be less than 0.005% of average net assets for the current fiscal year.

Example: This example is intended to help you compare the cost of investment in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated , reinvest your dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 year            3 years
         ------            -------
           $108              $336

Side Bar

Fees:

Management fees: fees paid to the investment adviser for managing the Fund's assets. The Portfolio's investment adviser receives the management fees for the periods that the Fund invests in the Portfolio. The Fund's investment adviser receives the management fees for the periods that the Fund does not invest in the Portfolio or another master fund.

Distribution   fees:  fees  paid  to  the  Fund's  distributor  for  maintaining shareholder accounts, providing information for prospective investors and account maintenance.

Other expenses: expenses incurred by the Fund for miscellaneous items such as custody, administration and registration fees. Unlike most other mutual funds, the Fund's investment adviser pays the Fund's other expenses (with a few exceptions).

                                   MANAGEMENT

The Fund's Adviser

The investment adviser for the Fund is Cash Management Systems, Inc. ("CMS"), a wholly owned subsidiary of Legacy Investment Group, LLC, 290 Turnpike Road, #338,Westborough, Massachusetts 01581. CMS is newly formed investment advisory firm that designs, produces and markets cash management products for financial institutions. The President of CMS is David Reavill. While CMS has no previous experience managing a mutual fund, Mr. Reavill has over 25 years of experience in the financial services industry. For the past 13 years he has designed and marketed money market funds and other short term instruments for banks and broker/dealers nationwide. He is the creator of the Open Architecture Fund, an innovative cash management program that uses advanced new clearing technology to produce cash management instruments for investment professionals and their clients. Mr. Reavill holds five NASD principal licenses and is listed in Who's Who in Finance and Business.

The Fund is  authorized  to pay CMS a fee of equal to an annual  average rate of
0.10 % of its average daily net assets. CMS receives no advisory fee for the periods that the Fund is a "feeder" in a master-feeder relationship. During these periods, investment decisions will be made by the investment adviser to the "master" fund.

The Portfolio's Adviser

AMR Investment Services, Inc. ("AMR") is the Portfolio's investment adviser. AMR's address is 4333 Amon Carter Boulevard, Fort Worth, Texas 76155. AMR is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. AMR was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of March 31, 2000 AMR had the approximately $23.3 billion of assets under management, including approximately $10.1 billion under active management and $13.2 billion as named fiduciary or financial adviser. Of this total, approximately $14.9 billion of assets are related to AMR Corporation.

                                   PERFORMANCE

Investors may call the Fund at 1-800-___-____ to obtain the current 7-day yield.

                                  DISTRIBUTIONS

The Fund pays dividends to shareholders from net investment income every month. Although the Fund is not likely to receive capital gains because of the types of securities purchased, any received will be distributed to shareholders at least once a year.

For your convenience, we automatically reinvest dividends and capital gains in the Fund. If you want distributions in cash, simply mark the appropriate box on your account application and we will send you a check instead of purchasing more shares of the Fund. You will receive confirmation that shows the payment amount and a summary of all transactions. Checks are normally mailed within five business days of the payment date.

                             SHAREHOLDER INFORMATION

Purchasing Shares

You may purchase shares of the Fund with an initial investment of $2,500 and additional investments of as little as $50. You can also choose to participate in the automatic investment program with automatic purchases in an amount as little as $50. Your price for Fund shares is the Fund's net asset value per share ("NAV") next calculated after receiving your order in proper form. The NAV is based on the value of the Fund's investments (using the amortized cost method). These investments are priced based on their current market value. The Fund is not open, and NAV is not calculated, on each day that the New York Stock Exchange is closed for business, and on Columbus Day and Veterans Day. When market quotations are not readily available, the investments are priced at fair value as determined by the Portfolio's investment adviser subject to the review of the Portfolio's Board of Trustees.

Selling shares

Your shares will be sold at the next NAV calculated after your order is received in proper order by the Fund's transfer agent. You may receive your payment by check or federal wire transfer. The proceeds may be more or less than the payment by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares. Presently there is no charge for wire redemptions. The Fund reserves the right to charge for this service in the future.

Side Bar

Net Asset Value- This is the price per share of a mutual fund. NAV is calculated as of the close of the New York Stock Exchange (4:00 p.m., Eastern Time). It is determined by taking the net assets of the Fund (assets - liabilities) divided by the total number of fund shares outstanding.

A money market fund uses the amortized cost method for valuing securities, which normally approximates market value, and is intended to result in an NAV of $1.00 per share at all times.

Proper Order - When buying and selling shares, proper order means that all required documents are properly completed, signed and received by the Fund or its agents.

Opening an Account

Decide whether your first investment will be paid by check or wire. Initial payment must be at least $2,500.

1. By check. Complete your account application and send it, along with a check made payable to the Fund to The Cash Fund - Pinnacle Shares, c/o Unified Funds Service, Inc. P.O. Box 6110 Indianapolis, Indiana 46204-6110.

2. By wire. Call the Transfer Agent at 888-___-____ to set up your account and to receive an account number. Call your bank and have your investment amount wired. Your bank will need the following information.

         -------------------
         ABA routing #___________
         Attn:  The Cash Fund - Pinnacle shares

         D.D.A. #_______________
         Account Name
         Your Account #

Purchasing Additional Shares

Decide whether the purchases will be by mail, wire or automatic investment. Your purchase must meet the $50.00 minimum.

1. By mail. Send check to The Cash Fund, c/o Unified Funds Service, Inc. P.O. Box 6110 Indianapolis, Indiana 46204-6110, along with: your name, your account number and the name of the Fund.

2. By wire. Call your bank and have your investment amount wired. Your bank will need the following information:_____________. ABA routing #_____________ Attention The Cash Fund Account Name and Account number.

3. Automatic Investment Program. Fill out your account application, designating automatic investment option and attach a voided check. The Fund automatically deducts payment from your account on a regular basis.

Selling Shares

If you completed the Optional Telephone Redemption and Exchange section of the Fund's account application, you may redeem by telephone.

1.       By Telephone.  Call the transfer agent at 888-___-____.

2. Through your broker. Call your broker/dealer or other financial institution. You may be charged a fee by the institution.

3. By mail. Write to the Fund's transfer agent at: The Cash Fund c/o Unified Fund Services, Inc. 431 North Pennsylvania Street, Indianapolis, IN 46204.

On 30 days' written notice, the Fund may redeem any account that has less than $2,500. A shareholder may increase the value of the account to the minimum amount during the 30 day period.

                        ADDITIONAL INVESTMENT STRATEGIES

The Fund may invest up to 10% of its net assets in illiquid securities. For temporary purposes, the Fund may borrow amounts of up to one third of its total assets. These strategies and their related risks are described in detail in the Statement of Additional Information.

            ADDITIONAL INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE

         The Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

           --------------------------------------------------
           Investor
           --------------------------------------------------
           ~/            purchases shares of
           --------------------------------------------------
           Feeder Fund
           --------------------------------------------------
           ~/            which invests in
           --------------------------------------------------
           Master Fund
           --------------------------------------------------
           ~/            which buys
           --------------------------------------------------
           Investment Securities
           --------------------------------------------------

         The Fund can withdraw its investment in the Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

                                      TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax consequences. For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state income tax. The distributions are taxable when they are paid, whether you take them in cash or participate in the dividend reinvestment program. Each January, the Fund will mail you a form indicating the federal tax status of your dividend and capital gain distributions.

All shareholders must provide the Fund with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information and your own tax adviser for further information.

                            DESCRIPTION OF THE CLASS

This prospectus offers shares of the Pinnacle shares, a class of The Cash Fund. These shares are regular retail shares and may be purchased through certain broker-dealers. This class pays the 12b-1 fees and shar holder servicing fees described below. The Fund may offer other classes of shares.

                            DISTRIBUTION (12b-1) FEES

The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution and other fees for the sale and distribution of its shares. These 12b-1 fees may not exceed 0.75% per year. All or a substantial portion of the 12b-1 fees are paid to the dealer of record. Because the distribution fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                 SERVICING FEES

The Fund has adopted a plan that allows the Fund to pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a servicing fee for services provided to shareholders. These servicing fees may not exceed 0.25% per year. There is no present intention to charge the Pinnacle shares a servicing fee. Shareholders will be notified in advance if a servicing fee will be charged.

Side Bar

The Taxpayer Relief Act of 1997 made certain changes to capital gains tax rates. Under the law, taxpayers in all brackets will have an advantage when it comes to capital gains tax rates. The Fund will provide information relating to the portion of any Fund distribution that is eligible for the reduced capital gains tax rate.

FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

         Call the Fund at 800 __-____ to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-9096

 ------------------------------------------------------------------------------

                                  THE CASH FUND
                        A Series of the AmeriPrime Funds
                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 1, 2001
 ------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of The Cash Fund dated January 1, 2001. This SAI incorporates by reference the American Aadvantage Money Market Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1999 ("Annual Report"). A copy of the Prospectus or Annual Report can be obtained by writing The Cash Fund c/o Unified Fund Services, 431 North Pennsylvania Street, Indianapolis, Indiana 46204. You may also call 1-800 ___-_____.

TABLE OF CONTENTS                                                      PAGE

About the Fund
Types of Investments and Investment Techniques
Investment Limitations
Management of the Fund
Trustees and Officers of the AMR Trust

Distribution Plan

Shareholder Servicing Plan

Portfolio Transactions and Brokerage
Purchase and Sale Information
Share Price Calculation
Performance
Taxes
Custodian
Transfer Agent
Accountants
Distributor
Financial Statements

ABOUT THE FUND

         The Cash Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on February 2, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, AmeriPrime Financial Securities, Inc. purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series. Each other share of that series is entitled to dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights. Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series, so long as, the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, shareholders of the series being liquidated will be entitled to receive as a group, a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

MASTER-FEEDER STRUCTURE. As of the date of this Statement of Additional Information, the Fund employs a master-feeder structure and seeks to achieve its investment objective by investing all of its investable assets in the Portfolio (the "Portfolio") of the AMR Investment Services Trust (the "AMR Trust"). Accordingly, the Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The assets of the Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other series of the AMR Trust.

         The Fund's investment in the Portfolio is in the form of non-transferable beneficial interests. All investors in the Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. The Portfolio does not sell its shares directly to members of the general public. Other investors in the Portfolio, such as other investment companies that might sell their shares to the public, are not required to sell their shares at the same public offering price as the Fund, and could have different advisory and other fees and expenses than the Fund. Therefore, the Fund's shareholders may have different returns than shareholders in other investment companies that invest in the Portfolio.

CERTAIN  RISKS OF  INVESTING  IN THE  PORTFOLIO.  The Fund's  investment  in the
Portfolio may be affected by the actions of other large investors in the Portfolio. For example, if the Portfolio has a large investor other than the Fund that redeems its interest, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by the Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio. Other investors holding a majority interest in the Portfolio could have voting control of the Portfolio. The Fund may withdraw its entire investment from the Portfolio at any time if the AmeriPrime Advisors Trust's Board of Trustees (the "Trust's Board") determines that it is in the best interests of the Fund and its shareholders. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust's Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a smaller less diversified portfolio of investments for the Fund. This could in turn increase the Fund's expense ratio, and result in lower returns for the Fund's investors. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust's Board would consider what action might be taken, including the management of the Fund's assets directly by the Fund's investment adviser (the "Adviser") or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.


TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES


         All investments acquired by the Fund will, at the time of acquisition, be "eligible securities" as defined by SEC Rule 2a-7. High quality money market instruments include those that are rated in one of the two highest rating categories for short-term debt by any two nationally recognized statistical rating organizations ("NRSROs"). They also include securities that may not be rated, but are issued by an issuer with a comparable outstanding short-term debt that is rated. High quality money market instruments may also be rated by only one NRSRO. An unrated security may be determined to be high quality by the Portfolio's investment adviser, subject to the oversight and review of the AMR Trust Board of Trustees (the "AMR Trust's Board").

Fixed Income Securities. The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.

Corporate Debt Securities. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Portfolio considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Service, Inc., or if unrated, determined by the Portfolio's investment adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

Obligations of Financial Institutions. The Fund may invest in obligations of financial institutions. Examples of obligations in which the fund may invest include negotiable certificates of deposit, bankers acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of ten billion dollars. The Fund may also invest in U.S. dollar-denominated Eurodollar and Yankeedollar bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that the sub-adviser believes are of investment quality.

         Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

     Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankeedollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Foreign, U.S. dollar-denominated Eurodollar (and to a limited extent, Yankeedollar) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent U.S. dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

Loan Participation Interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the Fund are regarded as illiquid.

U.S. Government Obligations. The Fund may invest without limit in U.S. government securities. U.S. government securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity. These securities may involve more risk than securities backed by the full faith and credit of the U.S. government.

Rule 144A Securities. These securities are not registered for sale under Federal securities laws but can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 10% limit on illiquid securities. Under the supervision of the AMR Trust's Board, the Portfolio's investment adviser determines the liquidity of restricted securities. The AMR Trust's Board monitors trading activity in restricted securities through reports from the Portfolio's investment adviser. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

Demand Features. The Fund may invest in securities that are subject to puts and stand-by commitments, which are defined as demand features. Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed-upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: to shorten the maturity of a variable or floating rate security, to enhance the instrument's credit quality and to provide a source of liquidity.

Variable and Floating Rate Securities. The securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features, which comply with certain requirements and certain variable rate, demand U.S. government securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- Backed and Asset-Backed Securities. The Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, or other governmental or government-related entities. Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

     Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

     (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

     (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

     (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

     (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         The Fund may also purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans, which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. Any repurchase transaction will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. The Adviser monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.


Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Fund until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Forward commitments will be entered into only when a Fund has the intention of taking possession of the securities, but a Fund may sell the securities before the settlement date if deemed advisable.


Investment  Companies.  The  Fund  may  invest  in  other  investment  companies
(including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission.

Lending. The Fund may loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. AMR Investment Services, Inc. (the "Manager") receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities (other than certain Rule 144A securities determined to be liquid). Certain repurchase agreements, which provide for settlement in more than seven days, can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop; the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 10% of its net assets in illiquid securities.

Borrowing. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 10% of the Fund's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

INVESTMENT LIMITATIONS

         The Fund has the following fundamental investment policy that enables it to invest in the Money Market Portfolio (the "Portfolio") of the AMR Trust:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund.

For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         All other fundamental investment policies and the non-fundamental policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the AMR Trust's Board, it applies equally to the Fund and the Trust's Board. In addition to the investment limitations noted in the Prospectus, the following restrictions have been adopted by the Portfolio and may be changed with respect to the Portfolio only by the majority vote of the Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used here in means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing the Fund's shareholders not voting will be voted by the Trust's Board in the same proportion as those Fund shareholders who do, in fact, vote. The Portfolio may not:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

         3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     6. Issue senior securities except that the Portfolio may engage in when-issued and forward commitment transactions.

         7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except for the banking industry), provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities;
(ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The following non-fundamental investment restrictions may be changed with respect to the Fund by a vote of a majority of the Trust's Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust's Board. The Portfolio may not:

     1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

         The Portfolio may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. The Portfolio may incur duplicate advisory or management fees when investing in another mutual fund


MANAGEMENT OF THE FUND

Trustees and Officers


         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.



===================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------

*Kenneth D. Trumpfheller             President,       Managing  Director  of  Unified  Fund  Services,   Inc.,  the  Funds'
1793 Kingswood Drive                 Secretary and    administrator,   since   October  2000.   President,   Treasurer  and
Suite 200                            Trustee          Secretary   of   AmeriPrime   Financial   Services,   Inc.,   a  fund
Southlake, Texas  76092                               administrator  (which  merged with Unified Fund  Services,  Inc.) and
Year of Birth:  1958                                  AmeriPrime Financial Securities,  Inc., the Funds' distributor,  from
                                                      1994 to October 2000;President and Trustee of   AmeriPrime   Advisors
                                                      Trust and AmeriPrime Insurance Trust;Prior to December,1994, a senior client  executive with SEI Financial Services.

------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice President of Financial  Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services, Inc., the Funds' Administrator,  since August 2000. Manager
Suite 200                            Financial        of AmeriPrime  Financial  Services,  Inc., (which merged with Unified
Southlake, Texas  76092              Officer          Fund Services,  Inc.),  from February to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.

------------------------------------ ---------------- ----------------------------------------------------------------------
Steve L. Cobb                        Trustee          President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and gas
2001 N. Indianwood Avenue                             services company; various positions with Carbo Ceramics, Inc., oil
Broken Arrow, OK 74012                                field manufacturing/supply company, from 1984 to 1997, most recently
Year of Birth:  1957                                  Vice President of Marketing.
------------------------------------ ---------------- ----------------------------------------------------------------------
Gary E.  Hippenstiel                 Trustee          Director,  Vice  President  and Chief  Investment Officer of Legacy
600 Jefferson  Street                                 Trust Company since 1992;  President and Director of Heritage Trust
Suite 350                                             Company from 1994-1996;  Vice President and Manager of Investments of
Houston,  TX 77002                                    Kanaly Trust Company from 1988 to 1992.
Year of Birth:  1947
==================================== ================ ======================================================================

      The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees.

============================ ===================== ============================
Name                         Aggregate                  Total Compensation
                             Compensation from       from Trust (the Trust is
                             Trust                 not in a Fund Complex)
---------------------------- --------------------- ----------------------------
Kenneth D. Trumpfheller              0                           0
---------------------------- --------------------- ----------------------------
Steve L. Cobb                    $________                   $________
---------------------------- --------------------- ----------------------------
Gary E. Hippenstiel              $________                   $________
============================ ===================== ============================

         The compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

========================== ==================== ===============================
                                 Aggregate         Total Compensation
               Name             Compensation    from Trust (the Trust is
                                 from Trust      not in a Fund Complex)
-------------------------- -------------------- -------------------------------
Kenneth D. Trumpfheller               0                     0
-------------------------- -------------------- -------------------------------
Steve L. Cobb                      $_____                $_____
-------------------------- -------------------- -------------------------------
Gary E. Hippenstiel                $_____                $_____
========================== ==================== ===============================


The  Investment  Adviser


     The Fund's investment Adviser is Legacy Group, LLC, d.b.a. Cash Management Systems, 290 Turnpike Road, #338, Westborough, Massachusetts, 01581 (the "Adviser" or "CMS"). David Reavill may be deemed to be a controlling person of the Adviser due to his ownership of a majority of its shares.

         Under the terms of the management agreement (the "Agreement"), the Adviser is responsible for managing the Fund's investments subject to approval of the Trust's Board. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. CMS receives no advisory fee for the periods that the Fund is a "feeder" in a master-feeder relationship.

         The Adviser retains the right to use the name "CMS" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "CMS" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Other Service Providers. The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from CMS equal to an annual average rate of 0.10% of the Fund's average daily net assets if the Fund's assets are one hundred million dollars or less and 0.050% of the Fund's average daily net assets if the Fund's assets are over one hundred million dollars. The Administrator has entered into a Sub-Administration agreement with AMR Investment Services, Inc. Pursuant to the Sub-Administration Agreement, AMR Investment Services, Inc. receives a fee equal to 0.05% of the Fund's assets if the Fund's assets are $100 million or less for providing certain administrative services to the Fund on behalf of the Administrator. The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc. 1793 Kingswood Drive, Suite 200, Southlake, TX 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by CMS.

         The Fund has retained CMS to provide certain supplemental administrative services to the Fund. Subject to the direction and control of the Trust, CMS is primarily responsible for developing and maintaining the Fund's relationships with institutional clients and brokers. CMS is responsible for (i) designing a multiple class structure for the Fund, (ii) negotiating with brokers and service providers to implement multiple classes for the Fund, (iii) completing or supervising filings with the Securities and Exchange Commission and state securities commissions, (iv) registering trade names and service marks, (v) supervising asset conversions including shareholder communication and coordination among service providers, (vi) developing and maintaining relationships with key personnel within the institutional investor and broker community and (vii) monitoring shareholder servicing and client satisfaction. CMS pays its own costs associated with these services, as well as all of the operating expenses of the Fund, except brokerage, taxes, 12b-1 and servicing fees, borrowing costs, fees and expenses of non-interested person trustees, the management fee paid to CMS and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while this Fund's expenses (except those specified) are paid by CMS. For these services, CMS receives a monthly fee equal to an annual rate of 0.20% of the Fund's average daily net assets. This is in addition to the management fee paid to CMS.

TRUSTEES AND OFFICERS OF THE AMR TRUST

         The Trustees and officers of the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.


Name, Year of Birth and         Position with   Principal Occupation During
Address                         AMR Trust       Past 5 Years
------------------------        -------------   --------------------------------

William F. Quinn* (1948)        Trustee and     President, AMR Investment
                                President       Services, Inc. (1986-Present);
                                                Chairman,   President   American
                                                Airlines    Employees    Federal
                                                Credit   Union   (1989-Present);
                                                Director,  Crescent  Real Estate
                                                Equities,  Inc.  (1994-Present);
                                                Vice  Chairman,  United  Way  of
                                                Tarrant      County,       Texas
                                                (1988-Present);Director
                                                ,Southern  Methodist  University
                                                Cox  School  of  Business  (1999
                                                -Present);   Director,  Southern
                                                Methodist  University  Endowment
                                                Fund   Advisory   Board   (1996-
                                                Present);    Trustee,   American
                                                AAdvantage  Mileage Funds (1995-
                                                Present);    Trustee,   American
                                                Select Funds (1999-Present).

Alan D. Feld (1936)             Trustee         Partner,  Akin,  Gump,  Strauss
1700 Pacific Avenue                             ,Hauer  & Feld,  LLP  (1960-
Suite 4100                                      Present)#;Director, Clear
Dallas, Texas 75201                             Channel Communications (1984-
                                                Present); Director, Centerpoint
                                                Properties, Inc. (1994-Present);
                                                Trustee, American Aadvantage
                                                Mileage Funds (1996 - Present);
                                                Trustee, American Select Funds
                                                (1999-Present).

Ben J. Fortson (1932)           Trustee         President  and  CEO,  Fortson
301 Commerce Street                             Oil  Company  (1958-Present);
Suite 3301                                      Director, Kimbell Art
Fort Worth, Texas 76102                         Foundation (1964-Present);
                                                Director, Burnett Foundation
                                               (1987-Present); Homorary Trustee

                                                ,Texas   Christian    University
                                                (1986-Present);         Trustee,
                                                American    Aadvantage   Mileage
                                                Funds  (1996-Present);  Trustee,
                                                American   Select  Funds  (1999-
                                                Present).

John S. Justin (1917)           Trustee         Chairman  (1969-Present), Chief
2821 West Seventh Street                        Executive Officer (1969-1999),
Fort Worth, Texas 76107                         Justin Industries, Inc. (a
                                                diversified   holding  company);
                                                Executive  Board  Member,   Blue
                                                Cross/Blue Shield of Texas (1985
                                                -Present);  Board  Member,  Zale
                                                Lipshy Hospital  (1993-Present);
                                                Trustee,     Texas     Christian
                                                University       (1980-Present);
                                                Director  and  Executive   Board
                                                Member,    Moncrief    Radiation
                                                Center (1985-Present);  Trustee,
                                                American    Aadvantage   Mileage
                                                Funds  (1995-Present);  Trustee,
                                                American   Select  Funds  (1999-
                                                Present).

Stephen                                         D.  O'Sullivan*  (1935)  Trustee
                                                Consultant       (1994-Present);
                                                Trustee,   American   AAdvantage
                                                Mileage  Funds   (1995-Present);
                                                Trustee,  American  Select Funds
                                                (1999-Present).

Roger T. Staubach (1942)        Trustee         Chairman  of the Board  and
15601 Dallas Parkway                            Chief  Executive  Officer  of
Suite 400                                       The  Staubach
Dallas, Texas 75001

Kneeland Youngblood (1955)      Trustee         Managing  Partner,  Pharos
100 Crescent Court                              Capital  Group,  LLC (a private
Suite 1740                                      equity firm)
Dallas, Texas 75201

Nancy A. Eckl (1962)            Vice            Vice  President,  Trust
                                President       Investments,  AMR  Investment
                                                Services,  Inc.
                                                (1990-Present).

Name, Year of Birth and        Position with      Principal Occupation During
Address                        Each Trust         Past 5 Years

Michael W. Fields (1954)       Vice               Vice President,  Fixed Income
                                                  Investments,  AMR Investment
                                                  Services, Inc. (1988-Present).

Barry Y. Greenberg (1963)      Vice President     Vice President,  Legal and
                                                  Compliance,  AMR Investment
                                                  Services, Inc.

Rebecca L. Harris (1966)       Treasurer          Vice President,  Finance
                                                  (1995-Present),  Controller

                                                  (1991-1995), AMR

John B. Roberson (1958)        Vice               Vice President,  Sales and
                                                  Marketing,  AMR Investment
                                                  Services,  Inc.

Robert J. Zutz (1953)          Secretary          Partner, Kirkpatrick &
1800 Massachusetts Ave. NW                        Lockhart LLP (law firm)
2nd Floor
Washington, D.C. 20036

     * Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of the AMR Trust as defined by the 1940 Act.

     2 The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the manager of the AMR Trust. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the manager of the AMT Trust or AMR Corporation.

         All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.

         As compensation for their service to the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and the AMR Trust (collectively, the "Trusts"), the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to March 1, 2000, the Trusts compensated Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Beginning March 1, 2000, Mr. O'Sullivan will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2000. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.



                                               Pension or Retirement
                             Aggregate        Benefits Accrued as Part                         Total Compensation
                            Compensation          of the AAdvantage       Estimated Annual          From the
                        From the AAdvantage       Trust's Expenses          Benefits Upon            Trusts
                                 -----------      ----------------                                   ------
Name of Trustee                Trust                                         Retirement
---------------                -----                                         ----------
William F. Quinn                 $0                      $0                      $0                    $0
Alan D. Feld                   $_____                    $0                      $0                 $_______
Ben J. Fortson                 $_____                    $0                      $0                 $______
John S. Justin                   $0                      $0                      $0                    $0
Stephen D. O'Sullivan            $0                      $0                      $0                    $0
Roger T. Staubach              $_____                    $0                      $0                 $______
Kneeland Youngblood            $_____                    $0                      $0                 $______


DISTRIBUTION PLAN

         With respect to the Fund, the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). Subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities related to the distribution of the shares of the Fund, which activities may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment Advisers and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of shares;
(b) expenses of maintaining personnel who engage in or support distribution of Fund shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan. The expenditures to be made by the Trust for these distribution activities, and the basis upon which payment of such expenditures will be made, shall be determined by the Trustees of the Trust, but in no event may such expenditures exceed in any fiscal year an amount calculated at the rate of 0.75% of the average daily net asset value of the Fund. Such payments for distribution activities may be made directly by the Trust or the Trust's investment adviser and distributor may pay such expenses and obtain reimbursement from the Trust.

         The Trustees expect that the adoption of the Plan will significantly enhance the Fund's ability to expand distribution. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective. The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.

SHAREHOLDER SERVICING PLAN

         With respect to the Fund, the Trust has adopted a Shareholder Servicing Plan (the "Servicing Plan"). Pursuant to the Servicing Plan, and in order to further enhance the distribution of the Fund's shares, the Fund may incur expenses at a rate of up to 0.25% of the average daily net assets of the Fund for payments made to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that (a) hold shares of the Fund for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders or (b) render shareholder support services not otherwise provided by the Trust's transfer agent, including, but not limited to, allocated overhead,  office  space  and  equipment,  telephone  facilities  and  expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request. These payments are in addition to those made under the Distribution Plan.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

PURCHASE AND SALE INFORMATION

How To Invest In the Fund. The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $2,500 and minimum subsequent investments of $50. These minimums may be waived by the Adviser for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

         Additional Investments - You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Mutual Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

         Automatic Investment Plan - You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

         Tax Sheltered Retirement Plans - Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax Adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

         Other Purchase Information - Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

How To Redeem Shares. All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order, as defined below. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) ___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax Adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time), and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Fund is not open, and NAV is not calculated, on each day that the Exchange is closed for business, and on Columbus Day and Veterans Day.

         The portfolio securities of the Fund are valued using the amortized cost method of valuation, which normally approximates market value, and which is intended to result in a constant net asset value of $1.00 per share. Although every effort is made to maintain the net asset value of the Fund at $1.00 per share, there can be no assurance that this constant net asset value will be maintained at all time. For example, in the event of rapid and sharp increases in current interest rates, a national credit crisis, or a default by one or more of the issuers of the Fund's portfolio securities, then it is possible that the Fund's net asset value could decline below $1.00 per share.

PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

         Where:   P     =a hypothetical $1,000 initial investment
                  T     =average annual total return
                  n     =number of years
                  ERV =ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The amount of income generated by investments during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of the Fund does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. For the Fund, comparisons may also include Bank Rate Monitor (TM), N. Palm Beach, Fla. 33408, IBC's Money Fund Report(TM), CDA Investment Technologies, Inc., Wiesenberger Investment Companies Services, and other industry publications. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

From time to time, the Fund advertises its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund' s yield and effective yield may reflect absorbed expenses pursuant to any undertakings that may be in effect.



TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

CUSTODIAN

         ______________________________, address____________________________, is
Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

                  Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and dividend paying agent and, in such capacities, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).


ACCOUNTANTS

The firm of Ernst & Young, LLP, _____________, Dallas, Texas, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2001. Ernst & Young LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         [AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092], is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS


         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the American Aadvantage Money Market Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1999. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-506-9922.

Appendix


         Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

         The four highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Duff & Phelps' four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions. Obligations rated A have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Obligations rated BBB have below average protection factors with considerable variability in risk during economic cycles, but are still considered sufficient for prudent investment.

         Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Obligations rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         Fitch IBCA, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Standard & Poor's, Duff & Phelps and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.


         Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         The distinguishing feature of Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                    WESTCOTT

                                      FUNDS


                       Prospectus dated December 19, 2000

                            Westcott Technology Fund

                             Westcott Large-Cap Fund

                           Westcott Fixed Income Fund

                              230 Westcott, Suite 1

                              Houston, Texas 77007

                                 (800) 998-6658

      Like all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


8922 11/27/00  8:51 AM

                                TABLE OF CONTENTS


                                                                            Page


Westcott Technology Fund........................................................

Westcott Large-Cap Fund.........................................................

Westcott Fixed Income Fund......................................................

How the Funds Have Performed....................................................

Fees and Expenses of the Funds..................................................

How To Buy Shares...............................................................

Distribution Plans..............................................................

Additional Purchase Information.................................................

How To Redeem Shares............................................................

How To Exchange Shares..........................................................

Determination of Net Asset Value................................................

Dividends, Distributions and Taxes..............................................

Management of the Funds.........................................................

Other Information About Investments.............................................

Financial Highlights............................................................


For More Information ...............................................Back Cover

WESTCOTT TECHNOLOGY FUND

Investment Objective

      The investment objective of the Technology Fund is long term growth of capital.

Principal Strategies

      Under normal circumstances, the Fund will invest at least 65% of its total assets in common stocks of U.S. companies that rely extensively on technology in their product development and/or operations or will derive a substantial portion of their sales from technology and technology-related products or services. These companies are in fields such as internet services and development, computer software and hardware, telecommunication services and equipment, electronics, data management and storage, networking, IT (information technology) services and consulting, biotechnology, robotics and video technologies. Any ordinary income received from portfolio securities is entirely incidental to the Fund's principal strategy.

      While the Fund invests in technology companies generally, the Fund will, under normal circumstances, invest at least 25% of its assets in internet companies. These companies are in internet services and development fields such as internet retailing, internet infrastructure, internet software development, online advertising, internet business development consulting, and internet business development incubators.

      The Fund may sell a stock if the Fund's adviser believes the company's long term growth prospects have deteriorated. Growth prospects may be measured by earnings, revenue growth, stock price performance, market dominance or technological innovation.

Principal Risks of Investing in the Fund

o Company risk is the risk that the Fund might decrease in value in response to the activities and financial prospects of an individual company.
o Market risk is the risk that the Fund might decrease in value in response to general market and economic conditions.

o Technology  sector risk is the risk that because the Fund is  concentrated  in the technology sector, significant weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, may have a material effect on the products and services of technology companies, including internet companies. In addition, the rate of technological change often requires extensive and sustained investment in research and development.

o Internet concentration risk means that your investment in the Fund is subject to special risks because the Fund invests at least 25% of its assets in internet companies. Significant weakness in internet companies could result in significant losses to the Fund. Internet companies are subject to competitive pressures and changing demands that may have a significant effect on the financial condition of internet companies. It is likely that some of today's public internet companies will not exist in the future. The price of many internet stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many internet companies are currently operating at a loss and may never be profitable. o Volatility risk means that common stocks of technology companies, including internet companies, tend to be more volatile than other investment choices. Because of its narrow focus, the Fund's performance is closely tied to any factors which may affect technology companies, including internet companies, and, as a result, is more likely to fluctuate than that of a fund which is invested in a broader range of companies.

o Smaller company risk means that the stocks of smaller sized companies are subject to certain risks, including: possible dependence on a limited product line, market, financial resources or management group, less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks, and greater fluctuation in value than larger, more established company stocks.

o Portfolio turnover risk is the risk that the adviser's investment strategy may involve active trading and could result in a high portfolio turnover rate. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objective of the Fund would be better served, short term profits or losses may be realized from time to time. To the extent the Fund has high portfolio turnover, it will generally incur higher brokerage commissions than those incurred by a fund with a lower portfolio turnover rate (which would lower the Fund's total return), and the higher turnover rate may result in the realization for federal tax purposes of more net capital gains (which may be ordinary income).

o As with any mutual fund investment, the Fund's returns will vary and you could lose money. o The Fund is not a complete investment program.

Is this Fund Right for You?


      The Fund may be a suitable investment for:

o long term investors seeking to diversify into technology securities o investors willing to accept significant price fluctuations in their investment o investors who can tolerate the greater risks associated with technology investments


WESTCOTT LARGE-CAP FUND

Investment Objective

      The investment objective of the Large-Cap Fund is long term growth of capital.

Principal Strategies


      The Fund will normally invest at least 65 % of its assets in common stocks of larger-sized U.S. companies (those with a market capitalization above $5 billion). The Fund's advisor selects stocks based on their long-term earnings potential and capital appreciation prospects. The adviser focuses on companies with high earnings growth and stock prices that the adviser considers to be undervalued based on the company's historic returns.


      The Fund may sell a stock if the Fund's adviser believes that the stock no longer possesses superior earnings and price growth relative to its peers and/or the S&P 500 Index. The adviser will also consider negative changes in earnings per share estimates and material changes in the company's business plan that may adversely affect future earnings momentum.

Principal Risks of Investing in the Fund

o Company risk is the risk that the Fund might decrease in value in response to the activities and financial prospects of an individual company.
o Market risk is the risk that the Fund might decrease in value in response to general market and economic conditions.
o Volatility risk means that common stocks tend to be more volatile than other investment choices.
o The Fund is not a  complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

WESTCOTT FIXED INCOME FUND

Investment Objective

      The investment objective of the Fixed Income Fund is income over the long term consistent with preservation of capital.

Principal Strategies

      The Fund invests primarily in a broad range of investment grade fixed income securities. These include bonds, notes, convertible bonds, mortgage-backed securities, collateralized mortgage obligations, corporate debt, government securities, zero coupon bonds and short term obligations, such as commercial paper and repurchase and reverse repurchase agreements. The Fund's advisor typically selects fixed income securities with maturities of less than five years, based on the available yield at various maturity levels. The Fund will normally invest at least 65% of its assets in fixed income securities.

The Fund may sell a security if its rating is downgraded, to shorten or lengthen the average maturity of the Fund's portfolio, or if the Fund's adviser believes that the issuer's business is experiencing material negative changes.

Principal Risks of Investing in the Fund

o Interest rate risk is the risk that the value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities.
o Credit risk is the risk that the issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.


o Prepayment risk means that during periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerate. Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at lower interest rates.

o The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

                          HOW THE FUNDS HAVE PERFORMED

      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Funds are recently organized and have limited performance histories.

                         FEES AND EXPENSES OF THE FUNDS


      The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees


(fees paid directly from your investment)            Class A                      Class B                 Institutional
                                                     -------                      -------                 -------------

Technology Fund

Maximum Sales Charge (Load) Imposed on

Purchases (as a percentage of offering price)        5.00%                        NONE                             NONE
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              NONE*   5.00%                NONE

Large-Cap Fund

Maximum Sales Charge (Load) Imposed on

Purchases (as a percentage of offering price)        5.00%                        NONE                    NONE
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              NONE*   5.00%                NONE

Fixed Income Fund

Maximum Sales Charge (Load) Imposed on

Purchases (as a percentage of offering price)        3.00%                        NONE                    NONE
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              NONE*   3.00%                NONE

*If you purchase $1 million or more of Class A shares of a Fund, the purchase may be made without an initial sales load. However, those shares are subject to a CDSC if redeemed within one year of the date of purchase. See "How To Buy Shares".


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Technology Fund                                      Class A                      Class B                 Institutional
                                                     -------                      -------                 -------------
Management Fees                                      1.70%                        1.70%                   1.70%
Distribution and/or Service (12b-1) Fees             0.25%                        1.00%                            None
Other Expenses                                       0.14%                        0.15%1                  0.16%
                                                     -----                        ------                  -----
Total Annual Fund Operating Expenses                 2.09%                        2.85%                            1.86%
Expense Reimbursement2                               0.14%                        0.15%                   0.16%
                                                     -----                        -----                   -----
Net Expenses                                         1.95%                        2.70%                   1.70%

Large-Cap Fund

Management Fees                                      1.00%                        1.00%                   1.00%
Distribution and/or Service (12b-1) Fees             0.25%                        1.00%                            None
Other Expenses1                                      0.15%                        0.15%                            0.15%
                                                     -----                        -----                   --------------
Total Annual Fund Operating Expenses                 1.40%                        2.15%                            1.15%
Expense Reimbursement2                               0.15%                        0.15%                   0.15%
                                                     -----                        -----                   -----
Net Expenses                                         1.25%                        2.00%                            1.00%

Fixed Income Fund

Management Fees                                      0.75%                        0.75%                   0.75%
Distribution and/or Service (12b-1) Fees             0.25%                        1.00%                            None
Other Expenses1                                      0.15%                        0.15%                            0.15%
                                                     -----                        -----                   --------------
Total Annual Fund Operating Expenses                 1.15%                        1.90%                            0.90%
Expense Reimbursement2                               0.15%                        0.15%                            0.15%
                                                     -----                        -----                   --------------
Net Expenses                                         1.00%                        1.75%                            0.75%



1 "Other Expenses" are based on estimated amounts for the current fiscal year.

2 The Funds' adviser has contractually agreed to reimburse each Fund for the fees and expenses of the disinterested Trustees incurred by the Fund through February 1, 2002.



Example:


      This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






Technology Fund                 1 year          3 years         5 years         10 years
                                ------          -------         -------         --------

Class A                        $[     ]       $[     ]          $[     ]        $[     ]
Class B                        $[     ]       $[     ]          $[     ]        $[     ]
Institutional                  $[     ]       $[     ]          $[     ]        $[     ]




Large-Cap Fund                  1 year            3 years
                                ------            -------

Class A                         $[     ]         $[     ]
Class B                         $[     ]         $[     ]
Institutional                   $[     ]         $[     ]

Fixed Income Fund              1 year          3 years
                               ------          -------

Class A                        $[     ]        $[     ]
Class B                        $[     ]        $[     ]
Institutional                  $[     ]        $[     ]

      For Class B shares, you would pay the following expenses if you did not redeem your shares:

                                                1 year          3 years
                                                ------          -------

Technology Fund                                 $[     ]       $[     ]
Large-Cap Fund                                  $[     ]       $[     ]
Fixed Income Fund                               $[     ]       $[     ]


                               HOW TO BUY SHARES

Initial Purchase


      The minimum initial investment in each Fund is $1,000 ($200 for qualified retirement accounts and medical savings accounts). The minimum initial investment in each Fund is $50 for shareholders participating in the continuing automatic investment plan.

      You may open an account and make an initial investment through securities dealers who have a sales agreement with Unified Financial Securities, Inc., the Funds' distributor. Your securities dealer may charge you additional fees. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.


By Mail


    You may also make a direct initial investment by following these steps: complete and sign the investment application form which accompanies this Prospectus;
o draft a check made payable to the appropriate Fund;
o identify on the check and the application the Class in which you would like to invest;
o mail the application and check to:


U.S. Mail: Westcott Funds                    Overnight: Westcott Funds
           Unified Fund Services, Inc.             Unified Fund Services, Inc.
           P.O. Box 6110                           431 North Pennsylvania Street
           Indianapolis, Indiana  46206-6110       Indianapolis, Indiana  46204

By Wire


      You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc (the "Transfer Agent") at (800) 998-6658 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:


      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Westcott Funds

      Fund Name ____________________________ (write in fund name) Class Name ____________________________ (write in class name) Account Name
      __________________________  (write in shareholder  name) For the Account #
      ________________________ (write in account number) D.D.A.# 821-637634

      You must mail a signed application to Unified Fund Services, Inc at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Sales Loads

o     Class A Shares

      Shares of the Fund are purchased at the public offering price. The public offering price for Class A shares of each fund is the next determined NAV plus a sales load as shown in the following table.

======================================== ================================================ ================================
                                                     Sales Load as of % of:
          Technology Fund and              Public                                 Net       Dealer Reallowance as % of
            Large Cap Fund                 Offering                             Amount         Public Offering Price
                                            Price

        Amount of Investment             Invested

======================================== ================================================ ================================
Less than $25,000                          5.00%                                  5.26%                5.00%
$25,000 but less than $50,000              4.75%                                  4.99%                4.75%
$50,000 but less than $100,000             4.50%                                  4.71%                4.50%
$100,000 but less than $200,000            3.75%                                  3.90%                3.75%
$200,000 but less than $500,000            3.25%                                  3.36%                3.25%
$500,000 but less than $1million           2.00%                                  2.04%                2.00%
$1 million or more                         None*                                  None*                1.00%
======================================== ================================================ ================================

======================================== ================================================ ================================
                                                     Sales Load as of % of:
           Fixed Income Fund               Public                                 Net       Dealer Reallowance as % of
                                           Offering                             Amount         Public Offering Price
        Amount of Investment                Price
                                         Invested

======================================== ================================================ ================================
Less than $50,000                          3.00%                                  3.09%                3.00%
$50,000 but less than $100,000             2.25%                                  2.30%                2.25%
$100,000 but less than $250,000            1.75%                                  1.78%                1.75%
$250,000 but less than $500,000            1.50%                                  1.52%                1.50%
$500,000 but less than $1million           0.50%                                  0.50%                0.50%
$1 million or more                         None*                                  None*                0.25%
======================================== ================================================ ================================


*If you purchase $1 million or more of Class A shares of a Fund, the purchase may be made without an initial sales load. However, those shares are subject to a contingent deferred sales charge ("CDSC") if redeemed within one year of the date of purchase. The CDSC is 1.00% for the Technology Fund and Large Cap Fund, and 0.25% for the Fixed Income Fund, based on the lower of the original purchase price or net asset value at the time of the redemption. Reinvested dividends and distributions from Class A shares are not subject to the CDSC.

Class B Shares


      You can purchase Class B shares at NAV. However, when you redeem them, you
may  pay  a  contingent   deferred  sales  change   ("CDSC")  in  the  following
percentages:

Year Since Purchase Date          TECHNOLOGY Fund*            Large Cap Fund*                          Fixed Income Fund**
First                             5%                          5%                                       3%
Second                            4                           4                                        2
Third                             3                           3                                        2
Fourth                            3                           3                                        1
Fifth                             2                           2                                        None
Sixth                             1                           1                                        None
Seventh and following             None                        None                                     None

* Convert to Class A shares after eighth year. **Convert to Class A shares after sixth year.

o     Institutional Shares


      Institutional shares are available for purchase by registered investment advisers, bank trust departments, financial planners and other financial intermediaries on behalf of their clients. Institutional shareholders pay no sales load or 12b-1 fees.


                               DISTRIBUTION PLANS


      Each Fund has adopted plans under Rule 12b-1 that allow Class A shares and Class B shares of the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan for Class B shares also allows the class to pay for services provided to shareholders. Class A shares pay annual 12b-1 expenses of 0.25% and Class B shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                         ADDITIONAL PURCHASE INFORMATION

Additional Purchases


      You may purchase additional shares of any Fund (subject to the minimum investment of $50) by mail, wire or automatic investment. If you purchase additional Class A shares, you will pay a sales load unless the purchase is made by reinvesting a dividend or capital gains distribution. If your securities dealer received concessions for selling shares of a Fund to you, such securities dealer will receive the concessions described above with respect to additional investments. Each additional mail purchase request must contain:


o     your name
o     the name of your account(s),
o     your account number(s),
o     the name of the Fund
o     a check

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.


Automatic Investment Plan


      You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.


Reduced Sales Load


      You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of a Fund with the amount of your current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $50,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.


Purchases at Net Asset Value

      Purchases of Class A shares may be effected at net asset value for the benefit of the clients of brokers-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Funds' distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs.

      Trustees, directors, officers and employees of the Trust, the Advisor and service providers to the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of each Fund at net asset value.

Additional Information

      For purposes of determining the applicable sales load, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer or by other means which result in economy of sales effort or expense.

Tax Sheltered Retirement Plans

      Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the Transfer Agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Transfer Agent about the IRA custodial fees.

Other Purchase Information


      Each Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                              HOW TO REDEEM SHARES


      All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper form, less any applicable CDSC. You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.


      By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:


U.S. Mail: Westcott Funds                      Overnight: Westcott Funds
                Unified Fund Services, Inc.        Unified Fund Services, Inc.
                P.O. Box 6110                      431 North Pennsylvania Street
                Indianapolis, Indiana  46206-6110  Indianapolis, Indiana  46204

      "Proper form" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

      By Telephone - You may redeem any part of your account in a Fund by calling the Transfer Agent (800) 998-6658. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


      The Funds may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 998-6658. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.


      Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.


                             HOW TO EXCHANGE SHARES


      You may exchange any or all of your shares in a Fund for shares of another Westcott Fund or The Cash Fund, a separately managed money market fund. The exchange is made without charge unless you exchange Class A shares of the Fixed Income Fund for Class A shares of another Westcott Fund with a higher sales load. In that case, you would pay the incremental amount of the sales load. For exchanges between Westcott Funds, shares of a particular class may be exchanged only for shares of the same class.

      You may request the exchange by telephoning the Transfer Agent at (800) 998-6658 or writing the Transfer Agent at P.O. Box 6110, Indianapolis, Indiana 46206-6110. Shares of the fund selected must be registered for sale in your state of residence. The exchange privilege with The Cash Fund does not constitute an offering or recommendation of The Cash Fund. It is your responsibility to obtain and read a prospectus of The Cash Fund before you make an exchange.


o You may make up to one exchange out of each Fund during a calendar month and four exchanges out of each Fund during a calendar year. This limit helps keep each Fund's net asset base stable and reduces the Fund's administrative expenses.

o If you exchange shares into or out of a Fund, the exchange is made at the net asset value per share of each Fund next determined after the exchange request is received, plus any applicable sales load.


o If you exchange Class B shares of a Fund for The Cash Fund, the time you own The Cash Fund shares will not be included when the holding period for the CDSC is calculated.


o If you exchange Class B shares of a Westcott Fund for another Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver), the holding periods are combined, however the highest applicable CDSC will be charged if the shares are redeemed.

o If you exchange only a portion of your Class B shares, shares not subject to a CDSC are exchanged first.

o If you redeem shares from The Cash Fund that were previously Class B shares of a Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver), the redemption is made at the net asset value per share next determined after the redemption request is received, less any CDSC that applied to the Westcott Fund shares.


      In times of extreme economic or market conditions, exchanging Fund or The Cash Fund shares by telephone may be difficult. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into The Cash Fund. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

      All exchanges out of a Westcott Fund into The Cash Fund are subject to the minimum and subsequent investment requirements of The Cash Fund. No exchange will be accepted unless the registration of the two accounts is identical. Neither the Funds, The Cash Fund, nor the Transfer Agent assumes responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine.


                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Dividends and Distributions. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Funds may be eligible in part for the dividends received deduction for corporations.

      Taxes. In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long term capital gains distribution.

      Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS


      Aegis Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, serves as investment adviser to the Funds. The adviser was organized as a Texas corporation in 1993. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. The investment decisions for each Fund are made by a committee of the adviser, which is primarily responsible for the day-to-day management of each Fund's portfolio. Each Fund is authorized to pay the adviser an annual fee as follows: Technology Fund, 1.70%; Large-Cap Fund, 1.00%; and Fixed Income Fund, 0.75%.


                       OTHER INFORMATION ABOUT INVESTMENTS


      The Technology Fund invests at least 25% of its assets in internet companies. The internet is a global network of computers that allows users to quickly and easily share information and conduct business. Users of the internet include commercial and professional organizations, educational institutions, government agencies and consumers; they use the internet to communicate electronically, access and share information and conduct business. Internet and internet related companies include internet access providers; companies that develop software tools to access the internet and facilitate secure internet transactions; companies that manufacture personal computers and other hardware used in conjunction with the internet; companies that manufacture software and other technologies used in conjunction with the internet; companies engaging in electronic commerce; companies publishing information about the internet; companies that develop or provide communication systems or other infrastructure for the internet; companies that supply information, such as games, music and video, on the internet; companies that consult on the design and implementation of internet strategies; and other internet and intranet related businesses and technologies. The types of companies that are considered "internet" and "internet related" companies will change as technology and applications change.

      The Fixed Income Fund invests primarily in investment grade fixed income securities. The Fund may also invest in fixed income securities which are unrated if the Fund's adviser determines that they are of comparable quality to securities rated investment grade. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. In addition, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade securities. If the rating of an investment grade security drops below investment grade, the Fund's adviser will dispose of the security as soon as practicable (depending on market conditions) unless the adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

      The Technology Fund and the Large-Cap Fund are each expected under normal circumstances to invest no more than 15% of its net assets in American Depositary Receipts (ADRs). An ADR is a certificate of ownership issued by an U.S. bank as a convenience to investors instead of the underlying foreign security, which the bank holds in custody. In general, foreign investments involve higher risks than U.S. investments. Foreign markets tend to be more volatile than those of the U.S. and bring increased exposure to foreign economic, political and other events that can have a negative effect on the value of issuers in a particular foreign country.

      Each Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.


      The investment objectives and strategies of any Fund may be changed without shareholder approval.

                              FINANCIAL HIGHLIGHTS

      The following tables are intended to help you better understand the Funds' financial performance since their inceptions. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the applicable Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

Westcott Technology Fund (formally Nothing But Net Fund)
Class A

Financial Highlights for the period December 9, 1999
   (Commencement of Operations) to September 30, 2000

Selected Per Share Data

Net asset value, beginning of period                                     $
                                                                       10.00

                                                                   --------------
Income from investment operations
   Net investment loss                                                    (0.10)
   Net realized and unrealized loss                                       (4.07)
                                                                   --------------
Total from investment operations                                          (4.17)
                                                                   --------------
Less distributions:
   Distributions from net investment income
                                                                               -
   Distributions from net realized gains
                                                                               -
                                                                   --------------
Total distributions

                                                                               -
                                                                   --------------
                                                                   --------------
Net asset value, end of period                                          $   5.83
                                                                   ==============

Total Return                                                            (41.70)% (a)

Ratios and Supplemental Data

Net assets, end of period (000)                                             $169
Ratio of expenses to average net assets                                    1.97%  (b)
Ratio of expenses to average net assets
   Before reimbursement                                                    2.09%  (b)
Ratio of net investment income(loss) to
   Average net assets                                                    (1.61)%  (b)
Ratio of net investment income (loss) to
   Average net assets before reimbursement                               (1.73)%  (b)
Portfolio turnover rate                                                  190.14%  (b)


(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

Westcott Technology Fund (formally Nothing But Net Fund)
Institutional Class

Financial Highlights for the period December 9, 1999
   (Commencement of Operations) to September 30, 2000

Selected Per Share Data

Net asset value, beginning of period                                    $  10.00
                                                                   --------------
Income from investment operations
   Net investment loss                                                    (0.08)
   Net realized and unrealized loss                                       (4.15)
                                                                   --------------
Total from investment operations                                          (4.23)
                                                                   --------------

Less distributions:
   Distributions from net investment income
                                                                               -
   Distributions from net realized gains
                                                                               -
                                                                   --------------
Total distributions

                                                                               -
                                                                   --------------
                                                                   --------------
Net asset value, end of period                                          $   5.77
                                                                   ==============

Total Return                                                            (42.30)% (a)

Ratios and Supplemental Data

Net assets, end of period (000)                                           $1,395
Ratio of expenses to average net assets                                    1.72%  (b)
Ratio of expenses to average net assets
   Before reimbursement                                                    1.86%  (b)
Ratio of net investment income(loss) to
   Average net assets                                                    (1.32)%  (b)
Ratio of net investment income (loss) to
   Average net assets before reimbursement                               (1.46)%  (b)
Portfolio turnover rate                                                  190.14%  (b)


(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

                              FOR MORE INFORMATION


      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at 800-998-6658 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act #811-9096

                                 WESTCOTT FUNDS

                            Westcott Technology Fund

                             Westcott Large-Cap Fund

                           Westcott Fixed Income Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 19, 2000

      This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Westcott Funds dated December 19, 2001. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 998-6658.

TABLE OF CONTENTS                                                          PAGE

DESCRIPTION OF THE TRUST AND THE FUND...........................................
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS.................................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISOR..........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

FUND SERVICES...................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

FINANCIAL STATEMENTS............................................................

DESCRIPTION OF THE TRUST AND THE FUND

      The Westcott Technology Fund, Westcott Large-Cap Fund and Westcott Fixed Income Fund (each a "Fund" or collectively, the "Funds") were organized as diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to each Fund is Aegis Asset Management, Inc. (the "Advisor"). The Westcott Technology Fund commenced operations on December 9, 1999. As of the date of this Statement of Additional Information, the Westcott Large-Cap Fund and the Westcott Fixed Income Fund have not commenced operations.

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Prior to the public offering of the Funds, Unified Financial Securities, Inc. (the Fund's distributor), 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, purchased all of the outstanding shares of each Fund and may be deemed to control the Funds. After the public offering commences, it is anticipated that Unified Financial Securities, Inc. will no longer control the Funds. As the controlling shareholder, Unified Financial Securities, Inc. would control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Advisor.

      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus.

      As of December 6, 2000, the following persons may be deemed to beneficially own five percent (5%) or more of the Westcott Technology Fund Class A Shares: Margaret Guerriero, Post Office Box 2052, Jersey City, New Jersey 07303-9998 - 45.28%; Lora Jean Kilroy, Post Office Box 2052, Jersey City, New Jersey 07303-9998 - 16.98%; and Walter Konrad, Post Office Box 2052, Jersey City, New Jersey 07303-9998 - 11.57%.]

      As  of  December  6,  2000,  the  following   persons  may  be  deemed  to
beneficially own five percent (5%) or more of the Westcott Technology Fund Institutional Shares: Eckhard Pfeiffer, Post Office Box 2052, Jersey City, New Jersey 07303-9998 - 49.33%; and Joann Dillon, Post Office Box 2052, Jersey City, New Jersey 07303-9998 - 17.59%.

      As of December 6, 2000, Eckhard Pfeiffer may be deemed to control the Westcott Technology Fund as a result of his beneficial ownership of the shares of the Fund. As a controlling shareholder, he would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.]

     As of December 6, 2000, the officers and trustees of the Trust as a group beneficially owned less than 1% of the Westcott Technology Fund.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

      A. American Depositary Receipts (ADRs). ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities. The Funds have no present intention to invest in unsponsored ADRs.

      B. Fixed Income Securities. The Fixed Income Fund may invest in a broad range of fixed income securities, including corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

      Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody's drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

      Convertible bonds may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security.

      Municipal securities are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

      The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

      The Advisor considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody's drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

      U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fixed Income Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

      Collateralized mortgage obligations (CMOs) are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

      Financial services industry obligations consist of certificates of deposit, time deposits and bankers' acceptance certificates. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      Zero coupon securities are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

      C. Foreign Securities. The Fixed Income Fund may invest in foreign corporate and foreign government securities. Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

      Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

      D. Floating Rate, Inverse Floating Rate and Index Obligations. The Fixed Income Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Funds will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

      Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

      Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

      E. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government (a "U.S. Government obligation") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

     F. Reverse Repurchase Agreements. The Fixed Income Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales of portfolio securities by the Fund to member banks of the Federal Reserve System or recognized securities dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield. In connection with each reverse repurchase agreement, the Fund will direct its custodian to place cash or U.S. government obligations in a separate account in an amount equal to the repurchase price. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.

      When a separate account is maintained in connection with reverse repurchase agreements, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash, U.S. government obligations or liquid high grade debt obligations will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to repurchase securities. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions. Reverse repurchase agreements constitute a borrowing by the Fund and, together with all other borrowings, will not represent more than 5% of the net assets of the Fund.

      Securities subject to reverse repurchase agreements and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, the Fund remains substantially fully invested at the same time that it has entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund's assets will have greater fluctuation.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. Neither the Large-Cap Fund nor the Fixed Income Fund will invest 25% or more of its total assets in a particular industry. The Technology Fund will not invest 25% or more of its total assets in a particular industry, other than the internet industry. This limitation is not applicable to  investments  in obligations  issued or guaranteed by the
U.S.   government,   its  agencies  and   instrumentalities  or  repurchase
agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

      1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) reresenting more than one third of its total assets are outstanding.

      3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. Options. The Funds will not purchase or sell puts, calls, options or straddles.


      5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. Loans of Portfolio Securities. The Funds will not make loans of portfolio securities.

THE INVESTMENT ADVISOR

      The investment advisor to the Westcott Funds is Aegis Asset Management, Inc., 230 Westcott, Suite 1, Houston, Texas 77007 (the "Advisor"). William S. Kilroy, Jr. is the controlling shareholder of the Advisor.

      Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Technology Fund, 1.70%; Large-Cap Fund, 1.00%; and Fixed Income
Fund, 0.75%. For the period December 9, 1999 (commencement of operations) through September 30, 2000, the Westcott Technology Fund paid advisory fees of $[ ] to the Advisor.

      The Advisor retains the right to use the name "Westcott" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Westcott" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1793 Kingswood Drive                 Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of AmeriPrime       Financial
                                                      Securities,    Inc.,   the   Fund's  distributor,  from
                                                      1994   through    November   2000;     President    and
                                                      Trustee   of    AmeriPrime     Advisors     Trust     and
                                                      AmeriPrime       Insurance     Trust.

------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice-President of Financial Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services, Inc., the Fund's transfer agent, fund accountant and
Suite 200                            Financial        administrator, since August 2000.  Manager of AmeriPrime Financial
Southlake, Texas  76092              Officer          Services, Inc. from February 2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing Y2K testing, January 1999 to January 2000.  Vice
                                                      President of Fund Accounting, American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
2001 N. Indianwood Avenue                             services company; various positions with Carbo Ceramics, Inc., oil
Broken Arrow, OK  74012                               field manufacturing/supply company, from 1984 to 1997, most recently
Year of Birth:  1957                                  Vice President of Marketing.
------------------------------------ ---------------- ----------------------------------------------------------------------
Gary E.  Hippenstiel                 Trustee           Director,  Vice  President  and Chief  Investment Officer of Legacy
600 Jefferson  Street                                  Trust Company since 1992;  President and Director of Heritage Trust
Suite 350                                              Company from 1994-1996;  Vice President and Manager of  Investments  of
Houston,  TX 77002                                     Kanaly Trust Company from 1988 to
1992.
Year of Birth:  1947
==================================== ================ ======================================================================


      The compensation paid to the Trustees of the Trust for the fiscal year ended September 30, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


==================================== ======================= ==================================
                                     Aggregate               Total Compensation

                                                             Compensation from Trust (the Trust is

Name                                 from Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Steve L. Cobb                                $21,000                      $21,000
------------------------------------ ----------------------- ----------------------------------
Gary E. Hippenstiel                          $21,000                      $21,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement.

      While each Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

      None of the Funds has any obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Westcott Securities, L.L.C., in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Pershing, Inc.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as Westcott Securities, L.L.C.) may be prohibited from dealing with a Fund as a principal in the purchase and sale of securities. Therefore, Westcott Securities, L.L.C. will not serve as a Fund's dealer in connection with over-the-counter transactions. However, Westcott Securities, L.L.C. may serve as a Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Pershing, Inc.

      A Fund will not effect any brokerage transactions in its portfolio securities with Westcott Securities, L.L.C. if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to Westcott Securities, L.L.C., it is the policy of each Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and
(b) at least as favorable to the Fund as commissions contemporaneously charged by Westcott Securities, L.L.C. on comparable transactions for its most favored unaffiliated customers, except for customers of Westcott Securities, L.L.C. considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by Westcott Securities, L.L.C. to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

     The Agreement does not provide for a reduction of the Advisor's fee by the amount of any profits earned by Westcott Securities, L.L.C. from brokerage commissions generated from portfolio transactions of the Funds.

      While the Funds contemplate no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. Westcott Securities, L.L.C. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

      When a Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Funds because of the increased volume of the transaction. If the entire blocked order is not filled, a Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

      For the period December 9, 1999 (commencement of operations ) through September 30, 2000, the Westcott Technology Fund paid brokerage commissions of $[ ].

      The Trust, the Advisor and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

      Each  Fund may  periodically  advertise  "average  annual  total  return."
"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. As of the date of this Statement of Additional Information, the Westcott Fixed Income Fund has not commenced operations; therefor, no yield for the one month period ended September 30, 2000 is available.

      Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

      Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period December 9, 1999 (commencement of operations) through September 30, 2000, the Westcott Technology Fund's average annual total return was [ ]%.

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Funds may use the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      Firstar Bank, N.A., 425 Walnut Street, M.L 6118, Cincinnati, Ohio 45202, is the custodian (the "Custodian") of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period December 9, 1999 (commencement of operations) through September 30, 2000, Unified received $[ ] from the Advisor on behalf of the Westcott Technology Fund for these accounting services.

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period December 9, 1999 (commencement of operations) through September 30, 2000, Unified received $[ ] from the Advisor on behalf of the Westcott Technology Fund for these administrative services.

ACCOUNTANTS

      The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending September 30, 2001. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditor's report required to be included in the statement of additional information are hereby incorporated by reference to the Annual Report of the Wescott Technology Fund (formally the Wescott Nothing But Net Fund) for the period ended September 30, 2000. The Trust will provide the Annual Report without charge by calling the Funds at
(800)-998-6658.

AmeriPrime Funds

PART C.  OTHER INFORMATION
         -----------------

Item 23.  Exhibits

(a)  Articles of Incorporation.

(i)  Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's
Post-Effective Amendment No. 4, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

(viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(xii) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xiii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiv) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xv) Copy of Amendments No. 14-17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

(xvi) Copy of Amendments No. 18-19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

(xvii) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

(b) By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. None other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., advisor to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii)  Copy  of  Registrant's   Management  Agreement  with  Jenswold,   King  &
Associates, advisor to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii) Copy of Registrant's  Management Agreement with GLOBALT, Inc., advisor to
GLOBALT   Growth   Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 44, is hereby incorporated by reference.

(iv) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., advisor to the IMS Capital Value Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  2,  is  hereby  incorporated  by
reference.

(v) Copy of Registrant's Management Agreement with Commonwealth Advisors, Inc., advisor to Florida Street Bond Fund and Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vi) Copy of Registrant's Management Agreement with Corbin & Company, advisor to
Corbin   Small-Cap  Fund,   which  was  filed  as  an  Exhibit  to  Registrant's
Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vii)  Copy  of  Registrant's   Management  Agreement  with  Spectrum  Advisory
Services, Inc., advisor to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(viii) Copy of Registrant's Management Agreement with The Jumper Group, Inc., advisor to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

(ix)  Copy  of  Registrant's   Management   Agreement  with  Appalachian  Asset
Management, Inc., advisor to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(x) Copy of Registrant's Management Agreement with Martin Capital Advisors, L.L.P., advisor to the Austin Opportunity Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

(xi) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., advisor to the Texas Opportunity Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  44,  is  hereby  incorporated  by reference.

(xii) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., advisor to the U.S. Opportunity Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  29,  is  hereby  incorporated  by reference.

(xiii) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, advisor to the GJMB Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

(xiv) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., advisor to the Carl Domino Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

(xv) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., advisor to the Carl Domino Global Equity Income Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  23,  is  hereby
incorporated by reference.

(xvi) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., advisor to the Dobson Covered Call Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  25,  is  hereby  incorporated  by reference.

(xvii) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, advisor to the Auxier Focus Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  31,  is  hereby  incorporated  by reference.

(xviii) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values Growth Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  42,  is  hereby
incorporated by reference.

(xix) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, advisor to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xx) Copy of Registrant's Management Agreement with Cash Management Systems, Inc. ("CMS"), advisor to The Cash Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  31,  is  hereby  incorporated  by reference.

(xxi) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, advisor to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxii) Copy of Registrant's Management Agreement with Leader Capital Corp., advisor to the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

(xxiii) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxiv) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxv) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., advisor to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxvi) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Templeton Portfolio Advisory, sub-advisor to the Shepherd Values International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

(xxvii) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Nicholas-Applegate Capital Management, sub-advisor to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

(xxviii) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Potomac Asset Management Company, Inc., sub-advisor to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

(xxix) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Cornerstone Capital Management, Inc., sub-advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xxx) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., advisor to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(xxxi) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., advisor to the Westcott Large-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(xxxii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., advisor to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(xxxiii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, advisor to the Fountainhead Kaleidoscope Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

(xxxiv) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, advisor to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

(e)      Underwriting Contracts.

(i) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  8,  is  hereby  incorporated  by
reference.

(ii) Copy of Registrant's Exhibit A to the Amended and Restated Underwriting Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.  None.

(g) Custodian Agreements.

(i) Copy of  Registrant's  Agreement  with the  Custodian,  Firstar  Bank,  N.A.
(formerly   Star  Bank),   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Appendix B to the Agreement with the Custodian, Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iii) Copy of Registrant's Agreement with UMB Bank, N.A., Custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts.

(i) Copy of Registrant's Administrative Services Agreement with the Administrator, AmeriPrime Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Amended Exhibit A to the Administrative Services Agreement - to be supplied.

(iii) Copy of the Master-Feeder Participation Agreement for the Cash Fund - to be supplied.

(iv)  Copy of Sub-Administration Agreement for the Cash Fund - to be supplied.

(v)  Copy of Administration Agreement for the Cash Fund - to be supplied.

(i) Legal Opinion.

(i) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

(iii) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iv)     Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j)      Other Opinions.

(i)      Consent of McCurdy & Associates CPA's, Inc. is filed herewith.


(ii)     Consent of Ernst & Young LLP is filed herewith.


(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m)   Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(ii)  Copy  of  Registrant's  Rule  12b-1   Distribution  Plan  for  the  Austin
Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iii)  Copy  of  Registrant's  Rule  12b-1   Distribution  Plan  for  the  Texas
Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(x) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Large-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(xii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Internet Convertible Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(xiii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xiv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xv) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(xvi) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(n)  Rule 18f-3 Plan.

(i) Rule 18f-3 Plan for the Carl Domino Equity  Income Fund,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  16,  is  hereby
incorporated by reference.

(ii) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  21,  is  hereby
incorporated by reference.

(iii) Rule 18f-3 Plan for the Westcott  Funds,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  28,  is  hereby  incorporated  by reference.

(iv) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(v) Rule 18f-3 Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(vi) Rule 18f-3 Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

(i) Code of Ethics of Registrant, its underwriter and advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

(ii) Code of Ethics of Northern Trust Quantitative Advisors, Inc., advisor to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

(q) Powers of Attorney

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(iii) Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

(iv) Power of Attorney for the Treasurer of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

(v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, are hereby incorporated by reference.


Item 24.  Persons Controlled by or Under Common Control with the Registrant
--------  ------------------------------------------------------------------
          (As of December 14, 2000)
          -------------------------



(a) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (72.68%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles
     L. Dobson.


(b) J. Jeffrey Auxier may be deemed to control the Auxier Focus Fund as a result of his beneficial ownership of the Fund (34.07%). J. Jeffrey Auxier controls Auxier Asset Management, LLC (an Oregon limited liability company) because he owns a majority of its shares. As a result, Auxier Asset Management, LLC and the Fund may be deemed to be under the common control of J. Jeffrey Auxier.


(c) Roger E. King may be deemed to control the Fountainhead Kaleidoscope Fund as a result of his beneficial ownership of the Fund (26.01%). Roger E. King controls King Investment Advisors, Inc. (a Texas corporation) because he owns a majority of its shares. As a result, King Investment Advisors, Inc. and the Fund may be deemed to be under the common control of Roger E. King.

Item 25.   Indemnification
--------   ---------------

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  Pursuant  to  the  Underwriting   Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor
--------  ----------------------------------------------------

A. Northern Trust Quantitative Advisors, Inc., 50 South LaSalle Street, Chicago, Illinois 60675, ("Northern"), Advisor to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino Global Equity Income Fund, is a registered investment advisor.

(1) Northern has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Northern is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-33358).

B. King Investment Advisors Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("King "), Advisor to the Fountainhead Special Value Fund and the Fountainhead Kaleidoscope Fund, is a registered investment advisor.

(1) King has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  director  of  King  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-27224).

C. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), Advisor to GLOBALT Growth Fund, is a registered investment advisor.

(1) GLOBALT has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of GLOBALT is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

D. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Advisor to the IMS Capital Value Fund, is a registered investment advisor.

(1)      IMS has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of IMS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).

E. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Advisor to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment advisor.

(1) CommonWealth has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of CommonWealth is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-39749).

F. Corbin & Company, 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, ("Corbin"), Advisor to the Corbin Small-Cap Value Fund, is a registered investment advisor.

(1) Corbin has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Corbin is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

G. Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, Advisor to the Marathon Value Portfolio, is a registered investment advisor.

(1) Spectrum has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Spectrum is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

H. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Advantage Fund, is a registered investment advisor.

(1) Jumper has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Jumper is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

I. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), Advisor to AAM Equity Fund, is a registered investment advisor.

(1) AAM has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of AAM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

J. Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701 ("Martin"), Advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

(1) Martin has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  member  of  Martin  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

K. Gamble, Jones, Morphy & Bent, Inc., 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

(1) GJMB has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  director  of  GJMB  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

L. Dobson Capital Management, Inc., 1422 Van Ness Street, Santa Ana, CA 92707 ("Dobson"), Advisor to the Dobson Covered Call Fund, is a registered investment advisor.

(1) Dobson has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Dobson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

M. Auxier Asset Management, LLC, 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062 ("Auxier"), Advisor to the Auxier Focus Fund, is registered investment advisor.

(1) Auxier has engaged in no other business during the past two fiscal years.

(2)  Information   with  respect  to  each  officer  and  member  of  Auxier  is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).

N. Shepherd Advisory Services, Inc., 2505 21st Avenue, Suite 204, Nashville, Tennessee 37212 ("Shepherd"), Advisor to the Shepherd Values Funds, is a registered investment advisor.

(1) Shepherd has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Shepherd is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-38210).

O. Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006 ("Columbia"), Advisor to the Columbia Partners Equity Fund, is a registered investment advisor.

(1) Columbia has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and member of Columbia is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

P. Legacy Investment Group, LLC, d/b/a Cash Management Systems, 290 Turnpike Road, #338, Westborough, Massachusetts ("CMS), Advisor to The Cash Fund, is a registered investment advisor.

(1) CMS has engaged in no other business during the past two years.

(2) Information with respect to each officer and member of CMS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56211).

Q. Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 ("Ariston"), Advisor to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment advisor.

(1) Ariston has engaged in no other business during the past two years.

(2) Information with respect to each officer and director of Ariston is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

R. Leader Capital Corp., 121 S.W. Morrison St., Ste. 450, Portland, OR 97204 ("Leader"), Advisor to the Leader Converted Mutual Bank Fund, is a registered investment advisor.

(1) Leader has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Leader is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56684).

S. Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, Advisor to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), Westcott Large-Cap Fund and Westcott Fixed Income Fund, is a registered investment advisor.

(1) Aegis has engaged in no other business during the past two fiscal years.

(2) Information with respect to each officer and director of Aegis is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

Item 27.  Principal Underwriters
--------  ----------------------

A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President, Treasurer and Secretary and a Trustee of the Registrant. It is also the underwriter for the AmeriPrime Insurance Trust, AmeriPrime Advisors Trust, the Kenwood Funds, the Rockland Funds Trust, the 10K SmartTrust and the TANAKA Funds, Inc.

B. Information with respect to each director and officer of AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143).

     C. Not applicable.


Item 28.  Location of Accounts and Records
--------  --------------------------------

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092; and/or by the Registrant's Custodians, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.

Item 29.  Management Services Not Discussed in Parts A or B
--------  -------------------------------------------------

         None.

Item 30.  Undertakings
--------  ------------

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 18th day of December, 2000.

                                                                AmeriPrime Funds

                                                                By: ___/s/______
                                                           Donald S. Mendelsohn,
                                                                Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Kenneth D. Trumpfheller,*
President and Trustee

Gary E. Hippensteil,* Trustee                        *By: _____/s/______________
                                                           Donald S. Mendelsohn,
Steve L. Cobb,* Trustee                                         Attorney-in-Fact

Robert A. Chopyak,* Treasurer                        December 18, 2000
and Chief Financial Officer

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Ameriprime Funds, as it relates to AMR Investment Services Trust, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on the 15th day of December, 2000.

                                                   AMR Investment Services Trust
                                                                     ____/s/____
                                                                William F. Quinn

                                                                       President

Attest:

____/s/____________
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 49 to the Registration Statement of the AmeriPrime Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

______/s/_______               December 15th, 2000
William F. Quinn
President and Trustee

Alan D. Feld*
Trustee

Ben J. Fortson*
Trustee

John S. Justin*
Trustee

Stephen D. O'Sullivan*
Trustee

Dr. Kneeland Youngblood*
Trustee



*By:                                                         December 15th, 2000
    ____/s/__________
       William F. Quinn, Attorney-In-Fact

                                  EXHIBIT INDEX

1.       Consent of Counsel .......................................EX-99.23.i.iv
2.       Consent of McCurdy & Associates CPA's, Inc................EX-99.23.j.i
3.       Consent of Ernst & Young LLP..............................EX-99.23.j.ii